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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 028-10653
                          ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome G. Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Jerome G. Pfund,          Montreal, Quebec,
       Chief Executive Officer              Canada        August 6, 2009
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 63
                                        --------------------

Form 13F Information Table Value Total: $ 2,918,824
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
            ITEM 1             ITEM 2     ITEM 3    ITEM 4            ITEM 5        ITEM 6  ITEM 7               ITEM 8
----------------------------  --------  ---------  --------  --------------------  -------  ------  -----------------------------
                              TITLE OF              VALUE      SH/PRN   SH/  PUT/  INVSTMT  OTHER            VOTING AUTHORITY
            ISSUER             CLASS      CUSIP    (x$1000)    AMOUNT   PRN  CALL  DISCRTN   MGRS      SOLE    SHARED     NONE
----------------------------  --------  ---------  --------  ---------  ---  ----  -------  ------  ---------- ------ -----------
ABBOTT LABS                   COMMON    002824100    22,888    486,568  SH         SOLE                 59,400    0       427,168
AFFYMAX INC                   COMMON    00826A109     1,342     72,811  SH         SOLE                      0    0        72,811
ALEXION PHARM INC             COMMON    015351109   138,296  3,364,059  SH         SOLE              2,458,959    0       905,100
ALIGN TECH INC                COMMON    016255101     3,043    287,100  SH         SOLE                 93,400    0       193,700
ALLERGAN INC                  COMMON    018490102     3,438     72,263  SH         SOLE                 11,363    0        60,900
AMGEN INC                     COMMON    031162100   251,631  4,753,132  SH         SOLE              3,460,205    0     1,292,927
AMYLIN PHARM INC              COMMON    032346108    43,918  3,253,198  SH         SOLE              2,498,798    0       754,400
ARDEA BIOSCIENCES             COMMON    03969P107     3,460    219,795  SH         SOLE                219,795    0             0
ARIAD PHARMACEUTICAL          COMMON    04033A100     2,604  1,627,219  SH         SOLE              1,627,219    0             0
ARRAY BIOPHARMA INC           COMMON    04269X105     1,447    460,671  SH         SOLE                460,671    0             0
AUXILIUM PHARMACEUTICAL       COMMON    05334D107    93,373  2,975,551  SH         SOLE              2,296,551    0       679,000
BIOGEN IDEC INC               COMMON    09062X103   121,174  2,683,804  SH         SOLE              2,051,804    0       632,000
BIOMARIN PHARMAC INC          COMMON    09061G101    90,962  5,827,184  SH         SOLE              4,148,638    0     1,678,546
BIOMIMETIC THERAPEUTICS INC   COMMON    09064X101     5,536    599,115  SH         SOLE                599,115    0             0
BIOSPECIFICS TECH CO          COMMON    090931106     2,757    115,708  SH         SOLE                115,708    0             0
BRISTOL MYERS SQUIBB          COMMON    110122108    13,203    650,096  SH         SOLE                 86,996    0       563,100
CARDIOME PHARMA CORP          COMMON    14159U202    15,451  4,153,379  SH         SOLE              3,936,379    0       217,000
CELGENE CORP                  COMMON    151020104   233,259  4,875,814  SH         SOLE              3,487,814    0     1,388,000
COUGAR BIOTECH                COMMON    222083107     6,904    160,709  SH         SOLE                160,709    0             0
DEXCOM INC                    COMMON    252131107     8,379  1,353,622  SH         SOLE              1,218,635    0       134,987
DR REDDYS LABS LTD            ADR       256135203    23,623  1,393,679  SH         SOLE                651,231    0       742,448
ENDO PHARM HLDGS INC          COMMON    29264F205    16,210    904,551  SH         SOLE                280,951    0       623,600
GEN PROBE INC                 COMMON    36866T103    64,410  1,497,551  SH         SOLE              1,147,551    0       350,000
GENZYME CORP                  COMMON    372917104   197,045  3,539,518  SH         SOLE              2,715,648    0       823,870
GILEAD SCIENCES INC           COMMON    375558103   205,410  4,385,351  SH         SOLE              3,157,051    0     1,228,300
GIVEN IMAGING                 ORD SHS   M52020100     7,725    784,307  SH         SOLE                634,407    0       149,900
GLAXOSMITHKLINE PLC           SP ADR    37733W105     9,842    278,500  SH         SOLE                 46,500    0       232,000
HOSPIRA INC                   COMMON    441060100    24,545    637,200  SH         SOLE                205,200    0       432,000
ILLUMINA INC                  COMMON    452327109    40,104  1,029,897  SH         SOLE                779,897    0       250,000
INTERMUNE INC                 COMMON    45884X103    66,669  4,386,150  SH         SOLE              3,546,346    0       839,804
INTUITIVE SURGIC INC          COMMON    46120E602     7,368     45,018  SH         SOLE                  4,318    0        40,700
ISIS PHARMACEUTICALS          COMMON    464330109    40,824  2,474,188  SH         SOLE              1,954,688    0       519,500
JOHNSON & JOHNSON             COMMON    478160104    15,512    273,100  SH         SOLE                 33,200    0       239,900
LIFE TECHNOLOGIES             COMMON    53217V109   114,201  2,737,310  SH         SOLE              1,926,610    0       810,700
LIGAND PHARM INC              CL B      53220K207     1,488    520,400  SH         SOLE                520,400    0             0
LUMINEX CORP DEL              COMMON    55027E102    69,359  3,741,058  SH         SOLE              2,949,932    0       791,126
MEDICINES CO                  COMMON    584688105    42,812  5,102,748  SH         SOLE              4,087,734    0     1,015,014
MERCK & CO INC                COMMON    589331107    31,215  1,116,407  SH         SOLE                187,807    0       928,600
MICROMET INC                  COMMON    59509C105     3,320    666,710  SH         SOLE                666,710    0             0
MOMENTA PHARMACEUTICALS       COMMON    60877T100    15,663  1,302,004  SH         SOLE                536,104    0       765,900
MYLAN INC                     COMMON    628530107    34,389  2,635,145  SH         SOLE                744,145    0     1,891,000
MYRIAD GENETICS INC           COMMON    62855J104    96,487  2,706,499  SH         SOLE              1,923,288    0       783,211
MYRIAD PHARMACEUTICALS        COMMON    62856H107     2,678    575,873  SH         SOLE                482,296    0        93,577
NOVARTIS AG                   SP ADR    66987V109     1,351     33,112  SH         SOLE                 33,112    0             0
NOVO-NORDISK AS               ADR       670100205     1,891     34,718  SH         SOLE                 17,618    0        17,100
ONYX PHARMACEUTICALS          COMMON    683399109   124,241  4,396,346  SH         SOLE              3,176,546    0     1,219,800
OPTIMER PHARMA                COMMON    68401H104     4,117    275,000  SH         SOLE                275,000    0             0
OSI PHARMACEUTICALS           COMMON    671040103    82,922  2,937,388  SH         SOLE              2,264,288    0       673,100
PERRIGO CO                    COMMON    714290103    20,902    752,411  SH         SOLE                245,411    0       507,000
PFIZER INC                    COMMON    717081103    28,767  1,917,780  SH         SOLE                322,180    0     1,595,600
PROGENICS PHARMACEUTICALS     COMMON    743187106    19,592  3,804,278  SH         SOLE              3,468,678    0       335,600
SAVIENT PHARMA                COMMON    80517Q100    37,388  2,703,414  SH         SOLE              1,950,614    0       752,800
SHIRE PLC                     SP ADR    82481R106    19,341    466,272  SH         SOLE                151,272    0       315,000
ST JUDE MEDICAL INC           COMMON    790849103    13,866    337,384  SH         SOLE                 37,234    0       300,150
STRYKER CORP                  COMMON    863667101     9,862    248,166  SH         SOLE                 28,266    0       219,900
TEVA PHARMACEUTICAL           ADR       881624209    66,687  1,351,571  SH         SOLE                396,771    0       954,800
THORATEC LABS CORP            COMMON    885175307    10,992    410,470  SH         SOLE                 83,010    0       327,460
TRUBION PHARMACEUTICALS       COMMON    89778N102     1,897    726,996  SH         SOLE                726,996    0             0
UNITED THERAPEUTICS           COMMON    91307C102   118,046  1,416,603  SH         SOLE              1,055,720    0       360,883
VARIAN MED SYS INC            COMMON    92220P105     8,199    233,320  SH         SOLE                 20,143    0       213,177
VERTEX PHARMACEUTICALS        COMMON    92532F100    85,801  2,385,354  SH         SOLE              1,840,354    0       545,000
WATSON PHARMACEUTICALS        COMMON    942683103    14,362    426,300  SH         SOLE                136,300    0       290,000
XENOPORT INC                  COMMON    98411C100    54,636  2,358,056  SH         SOLE              1,948,656    0       409,400